Financial Instruments and Risk Management (Schedule of Financial Instrument) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Nov. 01, 2018
Financial assets
Cash	$ 7,401	$ 13,857
Restricted deposits	11,198	10,286	$ 10,000
Amounts receivable and other assets	2,914	2,592
Total financial assets	21,764	26,735
Financial liabilities
Accounts payable and accruals	4,533	3,925
Promissory note	15,501
Lease liabilities	616
Convertible debt		56,984
Non-convertible debt		178,483
Total financial liabilities	20,650	239,480
Loans and Receivables [Member]
Financial assets
Cash	7,401	13,857
Restricted deposits	809	10,286
Amounts receivable and other assets	738	680
Total financial assets	8,948	24,823
Financial liabilities
Accounts payable and accruals	4,408	3,642
Promissory note	15,501
Lease liabilities	616
Convertible debt		56,984
Non-convertible debt		178,483
Total financial liabilities	20,525	239,109
Available For Sale [Member]
Financial assets
Cash
Restricted deposits	10,640
Amounts receivable and other assets	2,176	1,912
Total financial assets	12,816	1,912
Financial liabilities
Accounts payable and accruals	125	371
Promissory note
Lease liabilities
Convertible debt
Non-convertible debt
Total financial liabilities	$ 125	$ 371